FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 12,576,379	$ 1,771,346	¥ (979,492,255)	¥ (416,825,268)
Adjustments for:
Share-based compensation expenses	70,759,800	9,966,309	202,345,626	150,166,481
Amortization of discount and interest on convertible notes	25,967,346	3,657,424	23,197,049	120,626,467
Foreign exchange (gain) loss	6,815,509	959,944	6,301,271	6,449,136
Cancellation of ordinary shares			(1,876,314)
Gain from change in fair value of conversion feature derivative liability	(23,170,534)	(3,263,501)	(37,249,976)	(62,246,860)
Payment of issuance cost by issuance of shares			(2,985,626)
Changes in operating assets and liabilities:
Change in prepayments and other current assets	673,414	94,848	71,272,878	(537,076,522)
Change in accrued expenses and other current liabilities	(21,212,763)	(2,987,755)	(71,722,378)	60,345,979
Increase/(Decrease) in interest payable	(2,432,026)	(342,544)	1,192,955	937,328
Net cash used in operating activities	(46,320,046)	(6,524,044)	(154,037,992)	(704,286,935)
Cash flows from investing activities:
Net cash used in investing activities	4,732,030	666,492	(249,595,662)	(125,479,487)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants				1,011,476,118
Proceeds from the issuance of convertible note	85,348,800	12,021,127	33,704,460	161,588,128
ADS issuance fee				(3,720,691)
Repayments of convertible notes	(42,903,059)
Net cash provided by financing activities	32,201,858	4,535,537	33,025,690	1,227,436,008
Effect of foreign exchange rate changes on cash and cash equivalents	(3,456,037)	(486,771)	250,924	(945,050)
Net change in cash and cash equivalents	(12,842,195)	(1,808,786)	(370,357,040)	396,724,536
Cash and cash equivalents, beginning of year	58,063,733
Cash and cash equivalents, end of year	45,221,538	6,369,320	58,063,733
Supplement disclosure of cash flow information:
Share issued for repayments of convertible notes	24,822,429	3,496,166	57,290,299	46,719,202
Conversion of warrant payable				1,854,957
Parent Company
Cash flows from operating activities:
Net income (loss)	20,003,613	2,817,450	(974,859,049)	(411,234,755)
Adjustments for:
Employee share-based compensation expense	70,759,800	9,966,309	202,345,626	150,166,481
Fair value change on warrants liability	0	0	0	0
Interest expenses	0	0	0	120,626,467
Amortization of discount and interest on convertible notes	25,967,347	3,657,425	23,074,518	0
Foreign exchange (gain) loss	(785,330)	(110,611)	(166,222)	4,465,094
Cancellation of ordinary shares			(1,876,314)
Equity in loss (income) of subsidiaries and VIE	(117,204,602)	(16,507,924)	773,156,627	108,608,497
Consulting fees paid by issuance of shares	0	0	0	0
Gain from change in fair value of conversion feature derivative liability	(23,170,534)	(3,263,501)	(37,249,976)	(62,246,860)
Gain on extinguishment of convertible notes	0	0	8,135,104	(2,296,722)
Changes in operating assets and liabilities:
Change in prepayments and other current assets	0	0	56,226	4,033,993
Change in amounts due from intercompany	(15,563,277)	(2,192,042)	49,338,235	(1,192,553,035)
Change in accrued expenses and other current liabilities	(11,952,223)	(1,683,435)	(46,565,182)	49,376,705
Increase/(Decrease) in interest payable	(2,432,026)	(342,544)	1,192,955	937,328
Net cash used in operating activities	(54,377,232)	(7,658,873)	(3,417,452)	(1,230,116,807)
Cash flows from investing activities:
Purchase of property, plant and equipment			(17,640,000)
Net cash used in investing activities			(17,640,000)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	0	0	0	64,471,143
Proceeds from the issuance of convertible note	85,348,800	12,021,127	33,704,460	161,588,128
Purchase of other investment			(22,277,084)
ADS issuance fee	0	0	0	(3,720,691)
New issued stock to investors	0	0	0	1,011,476,118
Proceeds from disposal of other investment	5,162,603	727,137	15,228,067
Repayments of convertible notes	(42,903,059)	(6,042,769)	0	0
Net cash provided by financing activities	47,608,344	6,705,495	26,655,443	1,233,814,698
Effect of foreign exchange rate changes on cash and cash equivalents	502,348	70,754	862,449	0
Net change in cash and cash equivalents	(6,266,539)	(882,623)	6,460,440	3,697,891
Cash and cash equivalents, beginning of year	18,704,249	2,634,438	12,243,809	8,545,918
Cash and cash equivalents, end of year	12,437,710	1,751,815	18,704,249	12,243,809
Supplement disclosure of cash flow information:
Share issued for repayments of convertible notes	¥ 24,822,429	$ 3,496,166	¥ 57,290,299	46,719,202
Conversion of warrant payable				¥ 1,854,957